Assets Pledged as Collateral - Schedule of assets pledged as collateral (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments Owned And Pledged As Collateral [Line Items]
Borrowing Securities And Securities Held As Collateral That Group Provides As Collateral For Liabilities Or Contingent Liabilities	₩ 7,916,155	₩ 4,986,339
Due from financial institutions | KEB Hana Bank and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 822,407	₩ 1,263,167
Reasons of pledge	Borrowings from bank and others	Borrowings from bank and others
Financial assets at fair value through profit or loss
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 15,173,950	₩ 12,307,197
Financial assets at fair value through profit or loss | The Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 10,150,629	₩ 3,841,536
Reasons of pledge	Repurchase agreements	Repurchase agreements
Financial assets at fair value through profit or loss | The Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 1,556,234	₩ 7,063,541
Reasons of pledge	Securities borrowing transactions	Securities borrowing transactions
Financial assets at fair value through profit or loss | The Bank of Korea
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 266,576	₩ 34,071
Reasons of pledge	Settlement risk of the Bank of Korea	Borrowings from the Bank of Korea
Financial assets at fair value through profit or loss | The Bank of Korea
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount		₩ 236,832
Reasons of pledge		Settlement risk of the Bank of Korea
Financial assets at fair value through profit or loss | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 3,200,511	₩ 1,131,217
Reasons of pledge	Derivatives transactions	Derivatives transactions
Financial assets at fair value through other comprehensive income
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 13,243,635	₩ 16,077,052
Financial assets at fair value through other comprehensive income | MERITZ Securities Co., LTD and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount		₩ 5,625,270
Reasons of pledge		Repurchase agreements
Financial assets at fair value through other comprehensive income | The Bank of Korea and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 7,502,666
Reasons of pledge	Repurchase agreements
Financial assets at fair value through other comprehensive income | The Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 167,879
Reasons of pledge	Securities borrowing transactions
Financial assets at fair value through other comprehensive income | The Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount		₩ 1,592,460
Reasons of pledge		Securities borrowing transactions
Financial assets at fair value through other comprehensive income | The Bank of Korea
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 527,494	₩ 5,495,686
Reasons of pledge	Borrowings from the Bank of Korea	Borrowings from the Bank of Korea
Financial assets at fair value through other comprehensive income | The Bank of Korea
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount		₩ 1,782,507
Reasons of pledge		Settlement risk of the Bank of Korea
Financial assets at fair value through other comprehensive income | MUFG Bank and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 830,504
Reasons of pledge	Settlement risk of the Bank of Korea
Financial assets at fair value through other comprehensive income | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 4,215,092	₩ 1,581,129
Reasons of pledge	Derivatives transactions	Derivatives transactions
Securities measured at amortized cost
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 11,696,608	₩ 12,094,428
Securities measured at amortized cost | The Bank of Korea and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 625,003
Reasons of pledge	Repurchase agreements
Securities measured at amortized cost | The Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount		₩ 2,307,499
Reasons of pledge		Repurchase agreements
Securities measured at amortized cost | The Bank of Korea
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 2,357,018	₩ 4,020,539
Reasons of pledge	Borrowings from the Bank of Korea	Borrowings from the Bank of Korea
Securities measured at amortized cost | The Bank of Korea
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 6,746,440	₩ 5,047,277
Reasons of pledge	Settlement risk of the Bank of Korea	Settlement risk of the Bank of Korea
Securities measured at amortized cost | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 344,432	₩ 327,684
Reasons of pledge	Derivatives transactions	Derivatives transactions
Securities measured at amortized cost | The Bank of Korea and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 1,623,715
Reasons of pledge	Others
Securities measured at amortized cost | Korea Exchange and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount		₩ 391,429
Reasons of pledge		Others
Loans | KEB Hana Bank and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 13,733,820
Reasons of pledge	Covered bond and others
Loans | Others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount		₩ 12,863,079
Reasons of pledge		Covered bond and others
Real estate
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 55,299,039	₩ 55,438,926
Real estate | LGIM COMMERCIAL LENDING Ltd and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount		₩ 834,003
Reasons of pledge		Borrowings from bank and others
Real estate | Capital LLC and others
Financial Instruments Owned And Pledged As Collateral [Line Items]
Carrying amount	₩ 628,619
Reasons of pledge	Borrowings from bank and others